Interim Condensed Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands		Shares of Common Stock [Member]	Preferred Stock [Member] Preferred Stock A [Member]	Preferred Stock [Member] Preferred Stock C [Member]	Preferred Stock [Member] Preferred Stock D [Member]		Capital reserve from transaction with related parties [Member]	Share based compensation [Member]	Additional Paid in Capital [Member]	Accumulated deficiency [Member]	Total
Balance at Mar. 22, 2020	[1]	$ 261			$ 1				$ (261)	$ 0	$ 1
Balance, shares at Mar. 22, 2020	[1]	26,109,483			91,034
Interest on loans from a major stockholder											2
Transactions with shareholders							$ 2			0	2
Net Loss										(68)	(68)
Balance at Dec. 31, 2020		$ 261			$ 1		2		(261)	(68)	(65)
Balance, shares at Dec. 31, 2020		26,109,483			91,034
Interest on loans from a major stockholder											8
Transactions with shareholders							8				8
Net Loss										(147)	(147)
Balance at Sep. 30, 2021		$ 261			$ 1		10		(261)	(215)	(204)
Balance, shares at Sep. 30, 2021		26,109,483			91,034
Balance at Dec. 31, 2020		$ 261			$ 1		2		(261)	(68)	(65)
Balance, shares at Dec. 31, 2020		26,109,483			91,034
Interest on loans from a major stockholder											13
Issuance of Common Stock		$ 54				[2]			447		501
Issuance of Common Stock shares		5,439,650			18,966
Transactions with shareholders							13				13
Net Loss										(329)	(329)
Balance at Dec. 31, 2021		$ 315			$ 1		15	$ 0	186	(397)	120
Balance, shares at Dec. 31, 2021		31,549,132			110,000
Balance at Jun. 30, 2021		$ 261			$ 1		6		(261)	(146)	(139)
Balance, shares at Jun. 30, 2021		26,109,483			91,034
Transactions with shareholders							4				4
Net Loss										(69)	(69)
Balance at Sep. 30, 2021		$ 261			$ 1		10		(261)	(215)	(204)
Balance, shares at Sep. 30, 2021		26,109,483			91,034
Balance at Dec. 31, 2021		$ 315			$ 1		15	0	186	(397)	120
Balance, shares at Dec. 31, 2021		31,549,132			110,000
Balance at Jun. 30, 2022		$ 451	$ 0	$ 0	$ 1		25	0	55	(802)	(270)
Balance, shares at Jun. 30, 2022		45,125,405	453	250	110,000
Balance at Dec. 31, 2021		$ 315			$ 1		15	0	186	(397)	120
Balance, shares at Dec. 31, 2021		31,549,132			110,000
Conversion of preferred share of common stock		$ 660			$ (1)				(55)	(604)	(0)
Conversion of preferred share of common stock, Shares		66,000,000			(110,000)
Stock based compensation on stock options granted to a service provider		$ 23							42		65
Stock based compensation on stock options granted to a service provider Shares		2,242,509
Share based compensation								58			58
Effect of reverse recapitalization transaction		$ 113							(173)		(60)
Effect of reverse recapitalization transaction shares		11,333,764	453	250
Interest on loans from a major stockholder											16
Transactions with shareholders							16				16
Net Loss										(849)	(849)
Balance at Sep. 30, 2022		$ 1,111	$ 0	$ 0	$ 0		31	58	0	(1,850)	(650)
Balance, shares at Sep. 30, 2022		111,125,405	453	250	0
Balance at Jun. 30, 2022		$ 451	$ 0	$ 0	$ 1		25	0	55	(802)	(270)
Balance, shares at Jun. 30, 2022		45,125,405	453	250	110,000
Conversion of preferred share of common stock					$ (1)				(55)	(604)	(0)
Conversion of preferred share of common stock, Shares		66,000,000			(110,000)
Share based compensation								58			58
Transactions with shareholders							6				6
Net Loss										(444)	(444)
Balance at Sep. 30, 2022		$ 1,111	$ 0	$ 0	$ 0		$ 31	$ 58	$ 0	$ (1,850)	$ (650)
Balance, shares at Sep. 30, 2022		111,125,405	453	250	0

[1]	Date of inception
[2]	Represents an amount lower than 1 USD